Condensed Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	May 03, 2014	May 04, 2013	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Statement Of Income And Comprehensive Income [Abstract]
Net income (loss)	$ 1,384	$ (15,109)	$ (27,420)	$ (107,709)	$ (147,866)
Foreign currency translation adjustment		(56)	1	(3)	(1)
Comprehensive income (loss)	$ 1,384	$ (15,165)	$ (27,419)	$ (107,712)	$ (147,867)